INVESTMENT SECURITIES - Investments in debt securities at amortized cost (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 343,332,362	$ 303,076,129
Investment securities at amortised cost [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	5,775,070	5,580,128
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	290,172,863	258,433,837
Debt securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	48,010,223	39,334,862
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities at amortised cost [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	5,775,070	5,580,128
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities at amortised cost [member] | Not later than one month [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	808,501	661,313
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities at amortised cost [member] | Later than one month and not later than three months [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	37,451	315,593
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities at amortised cost [member] | Later than three months and not later than one year [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	4,556,665	4,305,327
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities at amortised cost [member] | Later than one year and not later than five years [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	178,404	122,578
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities at amortised cost [member] | Later than five years and not later than ten years [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	166,690	152,132
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities at amortised cost [member] | Later than ten years [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	27,359	23,185
Securities issued by the Colombian Government | Financial assets at amortised cost, category [member] | Investment securities at amortised cost [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,569,076	1,674,180
Securities issued by other of the Colombian Government entities | Financial assets at amortised cost, category [member] | Investment securities at amortised cost [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,696,298	3,378,438
Securities issued by foreign Governments | Financial assets at amortised cost, category [member] | Investment securities at amortised cost [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	27,866	34,747
Securities issued or secured by other financial entities | Financial assets at amortised cost, category [member] | Investment securities at amortised cost [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	148,087	288,138
Other debt securities | Financial assets at amortised cost, category [member] | Investment securities at amortised cost [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	67,332	38,962
Securities issued by entities of the non-financial sector entities | Financial assets at amortised cost, category [member] | Investment securities at amortised cost [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	$ 266,411	$ 165,663